CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Sales	$ 526,010	$ 419,577
Cost of goods sold	180,427	185,419
Gross profit	345,583	234,158
Operating expenses:
Selling, general and administrative expenses	6,103,435	5,035,418
Research and development	179,158	83,707
Total operating expenses	6,282,593	5,119,125
Loss from operations	(5,937,010)	(4,884,967)
Other income (expense)
Interest income	864	466
Loss on settlement	(5,088)	(301,500)
Loss on sale of assets	(9,822)
Loss on extinguishment of debt	(25,515)
Other income (loss)	1,298,920	(1,646,000)
Cost of repricing warrants to induce exercise	(70,491)	(17,753)
Interest expense	(473,605)	(280,305)
Total other income (expense)	715,263	(2,245,092)
Net loss	$ (5,221,747)	$ (7,130,059)
Net loss per common share - basic and diluted	$ (0.18)	$ (0.31)
Weighted average shares outstanding - basic and diluted	29,479,048	23,036,823